INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials and components	$ 1,899	$ 2,028
Work-in-progress	1,004	729
Finished products	8,525	8,823
Inventory, Total	$ 11,428	$ 11,580